SHARE-BASED PAYMENTS - Expenses Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED PAYMENTS
Expenses recognized in profit or loss	$ 2,235	$ 1,679	$ 1,364
Unrecognized compensation expenses	$ 2,700